STOCK-BASED COMPENSATION (Details - Option activity) - Equity Option [Member]	9 Months Ended
Mar. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options outstanding - at beginning | shares	904,626
Weighted average exercise price options outstanding- at beginning | $ / shares	$ 4.00
Weighted Average Contractual Life	7 years 29 days
Number of options exercised | shares	(3,000)
Weighted average exercise price - exercised | $ / shares	$ 2.55
Number of options granted | shares	179,003
Weighted average exercise price - grants | $ / shares	$ 6.03
Number of options cancelled | shares	(21,999)
Weighted average exercise price - cancelled | $ / shares	$ 5.84
Number of stock options outstanding - at ending | shares	1,058,630
Weighted average exercise price options outstanding- at ending | $ / shares	$ 4.31
Weighted average contractual life	6 years 9 months 14 days